Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017
Property, Plant and Equipment [Abstract]
Beginning balance	$ 40,132
Ending balance	44,310	$ 40,132
Unpaid additions to property, plant and equipment	1,788	522
Cost [Member]
Property, Plant and Equipment [Abstract]
Beginning balance	75,095	67,712
Additions	8,788	6,675
Business combinations	3,368	130
Disposals	(5,239)	(2,907)
Foreign currency translation adjustment	(3,171)	3,485
Ending balance	78,841	75,095
Accumulated Depreciation [Member]
Property, Plant and Equipment [Abstract]
Beginning balance	34,963	31,734
Depreciation	5,444	3,902
Disposals	(4,464)	(2,549)
Foreign currency translation adjustment	(1,412)	1,876
Ending balance	34,531	34,963
Land and Land Improvements [Member]
Property, Plant and Equipment [Abstract]
Beginning balance	3,227
Ending balance	3,069	3,227
Land and Land Improvements [Member] | Cost [Member]
Property, Plant and Equipment [Abstract]
Beginning balance	4,522	4,322
Additions	17	0
Business combinations	0	0
Disposals	0	0
Foreign currency translation adjustment	(180)	200
Ending balance	4,359	4,522
Land and Land Improvements [Member] | Accumulated Depreciation [Member]
Property, Plant and Equipment [Abstract]
Beginning balance	1,295	1,192
Depreciation	48	45
Disposals	0	0
Foreign currency translation adjustment	(53)	58
Ending balance	1,290	1,295
Buildings [Member]
Property, Plant and Equipment [Abstract]
Beginning balance	24,618
Ending balance	25,685	24,618
Buildings [Member] | Cost [Member]
Property, Plant and Equipment [Abstract]
Beginning balance	31,951	29,755
Additions	3,048	794
Business combinations	0	0
Disposals	(1,413)	0
Foreign currency translation adjustment	(1,240)	1,402
Ending balance	32,346	31,951
Buildings [Member] | Accumulated Depreciation [Member]
Property, Plant and Equipment [Abstract]
Beginning balance	7,333	6,602
Depreciation	604	403
Disposals	(994)	0
Foreign currency translation adjustment	(282)	328
Ending balance	6,661	7,333
Equipment [Member]
Property, Plant and Equipment [Abstract]
Beginning balance	10,367
Ending balance	13,925	10,367
Equipment [Member] | Cost [Member]
Property, Plant and Equipment [Abstract]
Beginning balance	35,574	30,717
Additions	5,677	5,562
Business combinations	3,105	130
Disposals	(3,651)	(2,568)
Foreign currency translation adjustment	(1,617)	1,733
Ending balance	39,088	35,574
Equipment [Member] | Accumulated Depreciation [Member]
Property, Plant and Equipment [Abstract]
Beginning balance	25,207	22,902
Depreciation	4,420	3,162
Disposals	(3,440)	(2,210)
Foreign currency translation adjustment	(1,024)	1,353
Ending balance	25,163	25,207
Leasehold Improvements [Member]
Property, Plant and Equipment [Abstract]
Beginning balance	1,920
Ending balance	1,631	1,920
Leasehold Improvements [Member] | Cost [Member]
Property, Plant and Equipment [Abstract]
Beginning balance	3,048	2,918
Additions	46	319
Business combinations	263	0
Disposals	(175)	(339)
Foreign currency translation adjustment	(134)	150
Ending balance	3,048	3,048
Leasehold Improvements [Member] | Accumulated Depreciation [Member]
Property, Plant and Equipment [Abstract]
Beginning balance	1,128	1,038
Depreciation	372	292
Disposals	(30)	(339)
Foreign currency translation adjustment	(53)	137
Ending balance	$ 1,417	$ 1,128